Equity Method Investment in Joint Ventures	3 Months Ended
Sep. 30, 2024
Equity Method Investment in Joint Ventures
Equity Method Investment in Joint Ventures
4.
Equity Method Investment in Joint Ventures

On May 7, 2024, the Company and Equinor TDI Holdings LLC ("Equinor"), a Delaware limited liability company, entered into a membership interest purchase and sale agreement (the "Agreement"), in which Equinor acquired interests in two wholly-owned subsidiaries, one of which holds Standard Lithium’s South West Arkansas Project ("SWA Lithium") and the other holds the Company's East Texas properties ("Texas Lithium") (collectively, the "Joint Ventures").

The Company assessed the Agreement and determined its investments in SWA Lithium and Texas Lithium are joint ventures accounted for under the equity method. The Agreement indicates joint control over each joint venture as significant decisions regarding SWA Lithium and Texas Lithium require unanimous consent from both parties and both parties are required to act together to direct relevant activities. However, the Company has retained operatorship and manages day-to-day decision making.

Changes in the Company’s investment in joint ventures for the three months ended September 30, 2024 is summarized as follows:

	SWA Lithium	Texas Lithium	Total
Balance, June 30, 2024	$94,919	$51,946	$146,865
Loss from investment in joint ventures	(345)	(78)	(423)
Balance, September 30, 2024	$94,574	$51,868	$146,442

Summarized financial information for the Company’s interest in the joint ventures on a 100% basis for the three months ended September 30, 2024 are:

	SWA Lithium	Texas Lithium	Total
Net loss	$628	$142	$770
Company’s share of net loss	$345	$78	$423

	SWA Lithium	Texas Lithium	Total
Current assets	$25,591	$16,000	$41,591
Non-current assets	38,072	34,379	72,451
Total assets	63,663	50,379	114,042
Current liabilities	3,323	1,170	4,493
Total liabilities	3,323	1,170	4,493
Net assets	$60,340	$49,209	$109,549
Company’s share of joint ventures	33,187	27,065	60,252
Adjustments to the Company’s share of net assets(1)	61,387	24,803	86,190
Carrying amount of investment in joint ventures	$94,574	$51,868	$146,442

(1) Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $31 million and $20 million of capital contributions in SWA Lithium and

Texas Lithium, respectively, through September 30, 2024. As at September 30, 2024 Equinor is committed to solely fund an additional $9 million in SWA Lithium, as discussed further in the Company’s 2024 annual consolidated financial statements.